Lease agreements - Right-of-use assets - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 7,936	€ 7,702	€ 7,009	€ 6,700
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,918
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(4,605)
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(377)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,667	4,930	4,865
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	8,134
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(3,090)
Land and buildings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(377)
Networks and devices [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,049	2,516	1,931
Networks and devices [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,241
Networks and devices [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(1,192)
Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	59	55	30
Technology Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	189
Technology Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(130)
Technology Equipment [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	161	€ 201	€ 184
Other right-of-use assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	354
Other right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(193)
Other right-of-use assets [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 0